Investments (Details Textuals 14) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Investments [Abstract]
Amount of dividend payments deferred of non-redeemable preferred stock with unrealized loss regardless of credit rating	$ 0
Common stock equity holding securities available-for-sale in unrealized loss position of equal to or greater than stated percentage	20.00%
Common stock equity holding securities available-for-sale in unrealized loss position of less than stated percentage	20.00%
Common stock equity holding securities available-for-sale in unrealized loss position of less than or equal to 20% in unrealized loss position of equal to or greater than stated months	12